RULE 24f-2 NOTICE

                                    For

                  TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST

                            (File No. 811-6572)


Fiscal Year for Which Notice is filed                 10/31/95

Unsold balance at beginning of fiscal year
     of shares of beneficial interest previously        INAP
     registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year            11,625,629.414
 pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during           $   96,045,509.530
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed          $ (754,544,535.800)
     during fiscal year

(3)  Purchase price of shares previously
     applied pursuant to Section 24e-2(a)                $0

(4)  Item (2) less item (3)                    $  (754,544,535.800)


(5)  Item (1) less item (4)                    $  (658,499,026.270)

(6)  Amount of filing fee                               $0



                       By   /s/Sheldon Curtis
                               Sheldon Curtis
                               Vice President and General Counsel

Dated:  November 16, 1995

fr\24f-2\notice.tcw